Transactions with related parties - Schedule of summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ (2,111,067)	R$ (2,453,534)
Amounts receivable	2,111,067	2,453,534
Interest income of trasactions with related parties	(1,587)	61,631	R$ (32)
Key management personnel compensation	99,791	29,023
Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(47,497)	(12,662)
Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	(640,373)	(652,872)
Amounts receivable	640,373	652,872
Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	(1,470,694)	(1,800,662)
Amounts receivable	1,470,694	1,800,662
Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	(278,269)	(162,350)
Amounts receivable	278,269	162,350
Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	15,702	63,217
Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(15,362)	(10,097)	(769)
Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(1,927)	8,511	737
Liabilities with customers - Term deposits | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(230,772)	(149,688)
Parent Company
Disclosure of transactions between related parties [line items]
Amounts receivable	(3,839)	(4,397)
Amounts receivable	3,839	4,397
Interest income of trasactions with related parties	(1,844)	(444)	(14)
Parent Company | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties		(1,350)
Parent Company | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	(3,839)	(4,397)
Amounts receivable	3,839	4,397
Parent Company | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	(5,261)	(24,736)
Amounts receivable	5,261	24,736
Parent Company | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(1,843)	(408)	(14)
Parent Company | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(1)	(36)
Parent Company | Liabilities with customers - Term deposits | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(5,261)	(23,386)
Associates
Disclosure of transactions between related parties [line items]
Amounts receivable	(1,470,694)	(572,115)
Amounts receivable	1,470,694	572,115
Interest income of trasactions with related parties	3,436	(145)	(26)
Associates | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties		(7)
Associates | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable		(4)
Amounts receivable		4
Associates | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	(1,470,694)	(572,111)
Amounts receivable	1,470,694	572,111
Associates | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	(9)	(7)
Amounts receivable	9	7
Associates | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	3,436
Associates | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties		(145)	(26)
Associates | Liabilities with customers - Term deposits | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(9)
Key management personnel
Disclosure of transactions between related parties [line items]
Amounts receivable	(16,403)	(16,063)
Amounts receivable	16,403	16,063
Interest income of trasactions with related parties	(932)	2,065	(215)
Key management personnel | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(406)	(981)
Key management personnel | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	(16,403)	(16,063)
Amounts receivable	16,403	16,063
Key management personnel | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	(22,391)	(15,031)
Amounts receivable	22,391	15,031
Key management personnel | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,373	1,416
Key management personnel | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(2,282)	(298)	(215)
Key management personnel | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(23)	947
Key management personnel | Liabilities with customers - Term deposits | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(21,985)	(14,050)
Other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable	(620,131)	(1,860,959)
Amounts receivable	620,131	1,860,959
Interest income of trasactions with related parties	(2,247)	60,155	223
Other related parties | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(47,091)	(40,150)
Other related parties | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	(620,131)	(632,408)
Amounts receivable	620,131	632,408
Other related parties | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable		(1,228,551)
Amounts receivable		1,228,551
Other related parties | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	(250,608)	(154,170)
Amounts receivable	250,608	154,170
Other related parties | Interest income [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	10,893	61,801
Other related parties | Interest expenses [Member]
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(11,237)	(9,246)	(514)
Other related parties | Other administrative expenses
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	(1,903)	7,600	R$ 737
Other related parties | Liabilities with customers - Term deposits | Liabilities with customers - Demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ (203,517)	R$ (114,020)